Note 11 - Common Shares and Additional Paid-in Capital (Details Textual) - USD ($)	3 Months Ended				6 Months Ended		18 Months Ended	37 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	May 23, 2022
Stock Repurchased and Retired During Period, Shares						1,307,133
Common Stock, Dividends, Per Share, Declared					$ 1.55		$ 1.3
Dividends, Common Stock					$ 10,936,614	$ 9,131,297
Payments of Ordinary Dividends, Common Stock					10,793,619	4,518,889
Nonrestricted Shares [Member]
Dividends Payable			$ 4,500,000			4,500,000		$ 4,500,000
Restricted Stock [Member]
Dividends Payable	$ 290,000		$ 240,000		$ 290,000	240,000	$ 290,000	240,000
O2025Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Declared				$ 0.65
Dividends Payable, Date Declared				Feb. 28, 2025
O 2025 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared			$ 0.65
Dividends Payable, Date Declared			Jun. 30, 2025
O 2026 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Declared		$ 0.75
Dividends Payable, Date Declared		Feb. 28, 2026
O 2026 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared	$ 0.8
Dividends Payable, Date Declared	Jun. 30, 2025
Share Repurchase Program [Member]
Share Repurchase Program, Authorized, Amount									$ 20,000,000
Stock Repurchased and Retired During Period, Value						$ 1,300,000		$ 11,400,000
Stock Repurchased and Retired During Period, Shares					0	40,925		480,460